Business Division Information and Geographical Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales	$ 1,389,075	$ 353,903	$ 3,458,473	$ 619,034	$ 1,634,602	$ 741,785
Operating income	(2,266,218)	(3,432,859)	(6,058,332)	(6,682,054)	(26,387,228)	(4,093,522)
Assets	30,316,875		30,316,875		27,422,580	4,583,583
Capital expenditures					155,481	354,825
Depreciation and amortization	102,462	60,859	298,491	175,725	257,213	246,603
Social Networks [Member]
Sales	694,649	127,845	1,756,011	191,748	744,245	68,994
Operating income					(17,933,074)	(2,386,594)
Assets					14,331,565	472,689
Capital expenditures					155,481	354,825
Depreciation and amortization					221,782	242,625
Business Services [Member]
Sales	606,897	$ 226,058	1,583,946	$ 427,286	400,047	356,802
Operating income					(31,689)	20,952
Assets					1,974,518	1,614,306
Depreciation and amortization					563	3,453
Funding [Member]
Sales	$ 87,529		$ 118,516
CORPORATE & OTHER [Member]
Operating (loss) from administrative expenses					(6,526,136)	(1,533,416)
Assets					262,522	306,996
EDUCATION AND MENTORING [Member]
Sales					490,310	315,989
Operating income					(1,896,329)	(194,464)
Assets					10,853,975	2,189,592
Depreciation and amortization					34,939	525
REPORTABLE SEGMENTS TOTAL [Member]
Sales					1,634,602	741,785
Operating income					(19,861,092)	(2,560,106)
Assets					27,160,058	4,276,587
Capital expenditures					155,481	354,825
Depreciation and amortization					$ 257,284	$ 246,603